Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Schedule of indefinite life intangible assets
	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2019	$609,995	$17,000	$47,049	$674,044
Additions(1)	—	—	20,137	20,137
Disposals/retirements	—	—	—	—
Impact of foreign exchange	(1,974)	—	(1,364)	(3,338)
Cost as at December 31, 2019 and January 1, 2020	608,021	17,000	65,822	690,843
Additions	—	—	5	5
Disposals/retirements	—	—	(229)	(229)
Impact of foreign exchange	(808)	—	(757)	(1,565)
Cost as at December 31, 2020	$607,213	$17,000	$64,841	$689,054
Accumulated impairment as at January 1, 2019	$(1,100)	$—	$—	$(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2019 and January 1, 2020	(1,100)	—	—	(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2020	$(1,100)	$—	$—	$(1,100)
Net carrying values
As at December 31, 2019	$606,921	$17,000	$65,822	$689,743
As at December 31, 2020	$606,113	$17,000	$64,841	$687,954

Schedule of finite life intangible assets
	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Other	Total finite life intangible assets
Cost as at January 1, 2019	$235,955	$198,727	$23,142	$16,718	$32,874	$59	$507,475
Additions	—	—	—	—	162	—	162
Disposals/retirements	(11,051)	—	(10,284)	—	(290)	—	(21,625)
Impact of foreign exchange	(1,240)	(251)	—	—	(2,598)	—	(4,089)
Cost as at December 31, 2019 and January 1, 2020	223,664	198,476	12,858	16,718	30,148	59	481,923
Additions	—	—	—	—	24	—	24
Disposals/retirements	—	(3,943)	(240)	—	—	—	(4,183)
Impact of foreign exchange	—	12	—	—	(7,258)	—	(7,246)
Cost as at December 31, 2020	$223,664	$194,545	$12,618	$16,718	$22,914	$59	$470,518
Accumulated amortization and impairment as at January 1, 2019	$(207,770)	$(130,564)	$(12,116)	$(11,866)	$(6,912)	$(37)	$(369,265)
Amortization	(7,291)	(7,495)	(5,119)	(1,078)	(2,291)	(3)	(23,277)
Disposals/retirements	11,051	—	10,284	—	234	—	21,569
Impact of foreign exchange	1,227	142	—	—	729	—	2,098
Accumulated amortization and impairment as at December 31, 2019 and January 1, 2020	(202,783)	(137,917)	(6,951)	(12,944)	(8,240)	(40)	(368,875)
Amortization	(6,198)	(6,847)	(834)	(1,078)	(2,235)	(3)	(17,195)
Disposals/retirements	—	3,943	240	—	—	—	4,183
Impact of foreign exchange	—	(70)	—	—	2,675	—	2,605
Accumulated amortization and impairment as at December 31, 2020	$(208,981)	$(140,891)	$(7,545)	$(14,022)	$(7,800)	$(43)	$(379,282)
Net carrying values
As at December 31, 2019	$20,881	$60,559	$5,907	$3,774	$21,908	$19	$113,048
As at December 31, 2020	$14,683	$53,654	$5,073	$2,696	$15,114	$16	$91,236

Schedule of indefinite and finite life intangible assets
	As at December 31, 2020			As at December 31, 2019
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$689,054	$(1,100)	$687,954	$690,843	$(1,100)	$689,743
Finite life intangibles	470,518	(379,282)	91,236	481,923	(368,875)	113,048
Total intangibles	$1,159,572	$(380,382)	$779,190	$1,172,766	$(369,975)	$802,791

Schedule of remaining useful lives of intangible assets
Years
Revenue backlog	4
Customer relationships	6 to 8
Customer contracts	6
Transponder rights	2
Concession rights	2 to 11
Patent	5